Reserves - Summary of Reserves (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Reserves Within Equity [Abstract]
Foreign currency reserve	$ (1,348)	$ (1,285)
Share-based payments reserve	2,840	2,959
Reserves	$ 1,492	$ 1,674	$ 2,565